Submission	Sep. 01, 2026
Submission [Line Items]
Central Index Key	0001997464
Registrant Name	Marex Group Ltd
Registration File Number	333-289203
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES